Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2021